Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2014
Registrant Name	dei_EntityRegistrantName	Gabelli SRI Fund, Inc.
Central Index Key	dei_EntityCentralIndexKey	0001391839
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 13, 2014
Document Effective Date	dei_DocumentEffectiveDate	Aug. 13, 2014
Prospectus Date	rr_ProspectusDate	Jul. 29, 2014